Convertible Notes and Warrant Liability (Details) - Schedule of Warrant Activity - Common Stock Warrants [Member]	6 Months Ended
Jun. 30, 2024 $ / shares
Series A Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Feb. 21, 2023
Reset Date	No Reset
Exercise Price at Issuance
Reset Exercise Price
Series B Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Feb. 21, 2023
Reset Date	No Reset
Exercise Price at Issuance	$ 234	[1]
Reset Exercise Price
Purchase Agreement [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Jan. 05, 2023
Reset Date	6/5/2023
Exercise Price at Issuance	$ 2,250
Reset Exercise Price	$ 87.38
August 2023 [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Aug. 11, 2023
Reset Date	No Reset
Exercise Price at Issuance	$ 45	[2]
Reset Exercise Price
GEM Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Oct. 02, 2023
Reset Date	No Reset
Exercise Price at Issuance	$ 26.54
Reset Exercise Price
First Tranche [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Nov. 03, 2022
Reset Date	5/3/2023
Exercise Price at Issuance	$ 2,250
Reset Exercise Price	$ 88.65
Second Tranche [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Jan. 27, 2023
Reset Date	7/30/2023
Exercise Price at Issuance	$ 2,250
Reset Exercise Price	$ 103.68

[1]	Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.
[2]	Excludes pre-funded warrants, as discussed below.